Condensed Consolidated Interim Statements of Cash Flows (Unaudited) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Cash flows from operating activities:
Profit (loss) before income taxes	¥ (1,251)	¥ 645	¥ (13,359)	¥ 2,840	¥ (846)
Depreciation and amortization	164	183	727	679	483
Interest expense	24	4
Share-based payments	298
Foreign exchange loss	94		0		(12)
Listing expense			13,714
Impairment loss of crypto asset held (non-current assets)					69
Impairment loss of other assets (non-current assets)		13	13
Net loss on sale or disposal of property and equipment			3	14	0
Net loss on sale or disposal of intangible assets			35	39	37
Net gain on sale of crypto asset held (non-current assets)				(123)	(16)
Net gain on sale of other financial assets (non-current assets)			(11)
Gain on sale of business				(300)
Change in fair value of warrant liability	223		(1,435)
Decrease in cash segregated as deposits	1,812	2,478	7,601	(18,320)	14,552
(Increase) decrease in crypto assets held (current assets)	(8,933)	3,416	(495)	(25,093)	15,115
Increase in customer accounts receivable	(28)	(90)	(367)	(280)	151
Increase in other financial assets (current assets)	(47)	(8)	(22)	631	(651)
Decrease in other current assets	381	30	(613)	233	447
Decrease in crypto asset held (non-current assets)					215
Decrease in other financial assets (non-current assets)			155
Increase (decrease) in deposits received	82	(1,847)	(8,365)	18,218	(15,287)
Increase (decrease) in crypto asset borrowings	8,756	(3,318)	459	25,264	(15,270)
Increase in other financial liabilities	89	22	573	(230)	(12)
Increase in other current liabilities	(53)	(180)	159	299	(572)
Other, net	4	13	64	32	5
Cash provided by operating activities	1,615	1,361	(1,164)	3,903	(1,580)
Interest income received	1	0	2	5	0
Interest expenses paid	(24)	(7)	(31)	(5)	(3)
Income taxes paid	(746)	(487)	(722)	(1)	(2,220)
Net cash provided by operating activities	845	868	(1,915)	3,902	(3,803)
Cash flows from investing activities
Purchase of property and equipment	(24)	(1)	(176)	(308)	(93)
Proceeds from sale of property and equipment			0	6
Expenditure on internally generated intangible assets	(157)	(124)	(524)	(380)	(298)
Proceeds from refund of guarantee deposits		34	33	155
Purchase of crypto assets held (non-current assets)					(16)
Proceeds from sale of crypto assets held (non-current)				22	17
Purchase of other financial assets (non-current assets)	(100)			(10)
Payments for guarantee deposits				(192)	(225)
Purchase of other non-current assets				(9)	(53)
Acquisition of subsidiaries, net of cash acquired			(236)
Sale of shares of subsidiary, net of cash divested					(81)
Sale of non-major line of business, net of cash divested				281
Other, net					0
Net cash used in investing activities	(281)	(91)	(903)	(435)	(749)
Cash flows from financing activities
Proceeds from short-term loans payable	500	200	1,800	1,200	1,800
Repayments of short-term loans payable	(500)	(200)	(1,800)	(1,200)	(2,000)
Repayments of long-term loans					0
Proceeds received from non-redemption agreement			202
Proceeds from Reverse Recapitalization, net of equity distribution based on Non-Redemption Agreement			205
Proceeds from loan from related party	7,038	6,000	8,508		3,000
Repayments of loan from related party	(5,448)	(6,000)	(7,887)		(3,000)
Repayments of lease obligations	(94)	(103)	(463)	(327)	(255)
Cash dividends paid					(5,000)
Net cash provided by (used in) financing activities	1,496	(103)	565	(327)	(5,455)
Effect of exchange rate change on cash and cash equivalents	(8)		0
Net increase in cash and cash equivalents	2,061	673	(2,253)	3,140	(10,007)
Cash and cash equivalents at the beginning of period	8,584	10,837	10,837	7,697	17,704
Cash and cash equivalents at the end of period	¥ 10,636	¥ 11,510	¥ 8,584	¥ 10,837	¥ 7,697